UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/11

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Equity Income Fund

Dreyfus Emerging Markets Debt Local Currency Fund

            Dreyfus Institutional Income Advantage Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
February 28, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--76.0%		Rate (%)	Date	Amount ($) a	Value ($)
Foreign/Governmental
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/45	2,240,000b	2,822,905
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	72,650,000	40,121,157
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/21	60,630,000	32,250,364
Brazilian Government,
Sr. Unscd. Bonds	BRL	10.25	1/10/28	23,250,000	14,407,231
Hungary Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	3,662,000,000	16,526,635
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	8,425,840,000	40,834,218
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	5,893,950,000	29,445,556
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0509	MYR	3.21	5/31/13	76,800,000	25,172,525
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0110	MYR	3.84	8/12/15	39,170,000	13,046,583
Malaysian Government,
Sr. Unscd. Bonds, Ser. 2/03	MYR	4.24	2/7/18	1,820,000	610,731
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0902	MYR	4.38	11/29/19	142,520,000	48,089,299
Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	257,470,000	22,044,240
Mexican Bonos,
Bonds, Ser. M 20	MXN	8.50	5/31/29	78,000,000	6,679,720
Mexican Bonos,
Bonds, Ser. M 30	MXN	8.50	11/18/38	44,250,000	3,728,898
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	422,360,000	41,739,184

Mexican Bonos,
Bonds, Ser. M 30	MXN	10.00	11/20/36	133,655,000		12,971,796
Peru Government,
Bonds	PEN	6.90	8/12/37	48,300,000		17,362,927
Peru Government,
Bonds	PEN	6.95	8/12/31	28,225,000		10,294,290
Peru Government,
Bonds	PEN	7.84	8/12/20	37,650,000		15,295,618
Peru Government,
Bonds	PEN	8.20	8/12/26	174,800,000		72,257,808
Peru Government,
Bonds, Ser. 7	PEN	8.60	8/12/17	6,550,000		2,773,479
Poland Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	122,675,000		41,119,060
Poland Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	124,990,000		41,599,609
Poland Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	13,115,000		4,673,211
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	3,486,000,000		7,219,188
Republic of Colombia,
Bonds, Ser. B	COP	7.25	6/15/16	121,609,459,606		62,057,811
Republic of Colombia,
Bonds, Ser. B	COP	11.00	5/18/11	53,599,666,171		28,549,481
Republic of Colombia,
Bonds, Ser. B	COP	11.00	7/24/20	10,900,153,846	c,d	6,714,998
Republic of Colombia,
Bonds, Ser. B	COP	11.00	7/24/20	21,449,362,705		13,213,797
Republic of Colombia,
Sr. Unscd. Notes	COP	12.00	10/22/15	43,530,000,000		28,749,887
Republic of Philippines,
Sr. Unscd. Notes	PHP	4.95	1/15/21	1,392,000,000		31,443,808
Republic of Philippines,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	177,000,000		3,672,147
Republic of South Africa,
Bonds, Ser. R207	ZAR	7.25	1/15/20	88,205,000		11,637,232
Republic of South Africa,

Bonds, Ser. R206	ZAR	7.50	1/15/14	22,915,000	3,321,245
Republic of South Africa,
Bonds, Ser. R204	ZAR	8.00	12/21/18	379,825,000	53,101,744
Republic of South Africa,
Bonds, Ser. R203	ZAR	8.25	9/15/17	634,260,000	91,029,724
Republic of South Africa,
Sr. Unscd. Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000	67,601
Republic of South Africa,
Bonds, Ser. R186	ZAR	10.50	12/21/26	226,735,000	36,983,027
Republic of South Africa,
Bonds, Ser. R157	ZAR	13.50	9/15/15	76,470,000	13,373,908
Russia Government,
Bonds, Ser. 5072	RUB	7.15	1/23/13	1,527,000,000	53,897,042
Russia Government,
Bonds, Ser. 5072	RUB	7.15	1/23/13	2,461,000,000 c,d,e	86,863,537
Russia Government,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	265,000,000c,e	9,179,047
Russia Government,
Bonds, Ser. 5067	RUB	11.30	10/17/12	1,058,259,756c,d	40,009,924
Thailand Government,
Sr. Unscd. Bonds	THB	3.63	5/22/15	729,480,000	24,003,173
Thailand Government,
Sr. Unscd. Bonds	THB	3.65	12/17/21	911,900,000	29,030,810
Thailand Government,
Sr. Unscd. Bonds	THB	3.88	6/13/19	1,028,430,000	34,217,607
Thailand Government,
Sr. Unscd. Bonds	THB	5.13	3/13/18	40,330,000	1,438,886
Turkey Government,
Bonds	TRY	0.00	8/3/11	12,050,000f	7,306,012
Turkey Government,
Bonds	TRY	0.00	1/25/12	19,250,000f	11,215,872
Turkey Government,
Bonds	TRY	0.00	8/8/12	100,080,000f	55,658,565
Turkey Government,
Bonds, Ser. CPI	TRY	10.00	2/15/12	13,580,000g	12,469,768
Turkey Government,
Bonds	TRY	10.00	6/17/15	13,900,000	8,937,985

Turkey Government,
Bonds	TRY	10.50	1/15/20	355,000	237,592
Turkey Government,
Bonds	TRY	11.00	8/6/14	52,830,000	34,944,629
Turkey Government,
Bonds	TRY	14.00	9/26/12	87,655,000	58,911,836
Turkey Government,
Bonds	TRY	16.00	8/28/13	5,500,000	3,987,177
Total Bonds and Notes
(cost $1,402,596,322)					1,419,312,104

				Principal
Short-Term Investments--.0%				Amount ($)	Value ($)
U.S. Treasury Bills;
0.14%, 6/9/11
(cost $906,643)				907,000 [h]	906,673

Other Investment--5.7%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $106,761,000)				106,761,000 [i]	106,761,000

Total Investments (cost $1,510,263,965)				81.7%	1,526,979,777
Cash and Receivables (Net)				18.3%	340,798,349
Net Assets				100.0%	1,867,778,126

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
CLP--Chilean Peso
COP--Colombian Peso
HUF--Hungarian Forint
MXN--Mexican New Peso
MYR--Malaysian Ringgit
PEN--Peruvian New Sol
PHP--Philippines Peso
PLN--Polish Zloty

RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
ZAR--South African Rand
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price
Index.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities had a value of $142,767,506 or 7.6% of net assets.
d	Credit Linked Notes.
e	Purchased on a delayed delivery basis.
f	Security issued with a zero coupon. Income is recognized through the accretion of discount.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
h	Held by a broker as collateral for open financial forward foreign currency exchange contacts positions.
i	Investment in affiliated money market mutual fund.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $1,510,263,965.

Net unrealized appreciation on investments was $16,715,812 of which $37,637,421 related to appreciated investment securities and $20,921,609 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
South Africa	11.2
Turkey	10.4
Russia	10.2
Columbia	7.5
Peru	6.3
Short-Term/Money Market Investments	5.7
Brazil	4.8
Mexico	4.7
Poland	4.7
Thailand	4.7
Hungary	4.6
Malaysia	4.6
Philippines	1.9
Chile	.4
81.7
† Based on net assets.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
February 28, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Argentine Peso,
Expiring 3/30/2011	72,400,000	17,801,820	17,836,906	35,086
Argentine Peso,
Expiring 3/30/2011	79,800,000	19,650,332	19,660,014	9,682
Colombian Peso,
Expiring 3/30/2011	6,925,390,000	3,691,572	3,654,559	(37,013)
Euro,
Expiring 3/30/2011	5,900,000	8,028,602	8,138,380	109,778
Hungarian Forint,
Expiring 3/30/2011	7,964,750,000	40,080,264	40,351,442	271,178
Hungarian Forint,
Expiring 3/30/2011	2,704,280,000	13,520,048	13,700,568	180,520
Malaysian Ringgit,
Expiring 3/30/2011	13,600,000	4,450,990	4,448,370	(2,620)
Malaysian Ringgit,
Expiring 3/30/2011	27,430,000	8,989,906	8,971,969	(17,937)
Malaysian Ringgit,
Expiring 3/30/2011	13,650,000	4,473,650	4,464,724	(8,926)
Mexican New Peso,
Expiring 3/30/2011	66,730,000	5,533,259	5,497,158	(36,101)
Mexican New Peso,
Expiring 3/30/2011	223,260,000	18,297,870	18,391,959	94,089
Mexican New Peso,
Expiring 3/30/2011	1,281,460,000	105,422,237	105,565,533	143,296
Peruvian New Sol,
Expiring 3/30/2011	42,850,000	15,419,215	15,443,389	24,174
Philippine Peso,
Expiring 7/14/2011	906,470,000	20,559,537	20,719,367	159,830
Polish Zloty,
Expiring 3/30/2011	157,410,000	54,667,070	54,740,071	73,001
Polish Zloty,
Expiring 3/30/2011	140,100,000	48,283,706	48,720,437	436,731
Russian Ruble,
Expiring 3/2/2011	229,870,000	7,304,417	7,960,980	656,563
Russian Ruble,
Expiring 3/2/2011	74,085,000	2,354,147	2,565,751	211,604

Russian Ruble,
Expiring 3/2/2011	21,030,000	665,506	728,322	62,816
Russian Ruble,
Expiring 5/10/2011	239,780,000	7,810,423	8,257,214	446,791
Russian Ruble,
Expiring 5/10/2011	130,890,000	4,441,466	4,507,410	65,944
Russian Ruble,
Expiring 7/11/2011	24,990,000	808,019	855,198	47,179
Russian Ruble,
Expiring 7/11/2011	204,450,000	6,736,409	6,996,603	260,194
South Korean Won,
Expiring 3/30/2011	401,260,000	353,829	354,862	1,033
Thai Baht,
Expiring 3/30/2011	549,550,000	17,943,318	17,953,283	9,965
Thai Baht,
Expiring 3/30/2011	726,980,000	23,751,307	23,749,755	(1,552)
Sales:		Proceeds ($)
Brazilian Real,
Expiring 3/30/2011	14,980,000	8,890,208	8,953,440	(63,232)
Brazilian Real,
Expiring 3/30/2011	30,010,000	17,886,518	17,936,764	(50,246)
Chilean Peso,
Expiring 3/30/2011	4,204,130,000	8,851,732	8,811,288	40,444
Chilean Peso,
Expiring 3/30/2011	1,704,150,000	3,625,079	3,571,668	53,411
Chilean Peso,
Expiring 3/30/2011	2,730,380,000	5,768,083	5,722,507	45,576
Chilean Peso,
Expiring 3/30/2011	2,177,190,000	4,541,016	4,563,096	(22,080)
Chilean Peso,
Expiring 3/30/2011	8,708,760,000	18,125,313	18,252,384	(127,071)
Colombian Peso,
Expiring 3/30/2011	34,084,930,000	17,939,437	17,986,770	(47,333)
Colombian Peso,
Expiring 3/30/2011	38,765,932,000	20,511,075	20,456,956	54,119
Colombian Peso,
Expiring 5/20/2011	54,900,000,000	29,524,065	29,066,612	457,453
Czech Koruna,
Expiring 3/30/2011	105,870,000	5,928,900	6,000,472	(71,572)
Hungarian Forint,
Expiring 3/1/2011	2,723,425,600	13,669,070	13,861,471	(192,401)
Malaysian Ringgit,
Expiring 3/1/2011	751,085	246,177	246,217	(40)
Mexican New Peso,

Expiring 3/1/2011	1,285,697,143	106,045,624	106,234,013	(188,389)
Philippine Peso,
Expiring 7/14/2011	906,470,000	20,733,532	20,719,367	14,165
Polish Zloty,
Expiring 3/1/2011	170,272,876	58,806,035	59,364,726	(558,691)
Russian Ruble,
Expiring 3/2/2011	324,985,000	10,301,123	11,255,053	(953,930)
South African Rand,
Expiring 3/30/2011	203,090,000	28,042,197	29,029,031	(986,834)
Thai Baht,
Expiring 3/1/2011	1,413,903,635	46,142,668	46,243,782	(101,114)
Turkish Lira,
Expiring 3/1/2011	3,825,016	2,397,377	2,392,504	4,873
Turkish Lira,
Expiring 3/30/2011	23,530,000	14,543,275	14,651,855	(108,580)

Gross Unrealized Appreciation				3,969,495
Gross Unrealized Depreciation				(3,575,662)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Foreign Government	-	1,419,312,104	-	1,419,312,104
Mutual Funds	106,761,000	-	-	106,761,000
U.S. Treasury	-	906,673	-	906,673
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	3,969,495	-	3,969,495
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	(3,575,662)	-	(3,575,662)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments of sufficient credit quality, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads an interest rates.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2011 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Consumer Discretionary--10.6%
Autoliv	450	33,700
Ford Motor	330a	4,967
Gannett	1,340	22,123
Gap	1,340	30,190
H&R Block	3,100b	47,089
Home Depot	190	7,119
Limited Brands	1,360	43,547
News, Cl. A	640	11,117
Regal Entertainment Group, Cl. A	1,450b	21,663
Target	980	51,499
Time Warner	1,120	42,784
TJX	120	5,984
VF	435b	41,616
Washington Post, Cl. B	60b	25,985
Whirlpool	380b	31,350
Wynn Resorts	150	18,440
		439,173
Consumer Staples--11.2%
Altria Group	1,210	30,698
Coca-Cola	1,090	69,673
Colgate-Palmolive	550	43,186
ConAgra Foods	1,470	34,045
Costco Wholesale	100	7,479
Dr. Pepper Snapple Group	1,020	36,781
H.J. Heinz	690	34,652
Kimberly-Clark	195	12,851
Philip Morris International	1,480	92,914
Procter & Gamble	530	33,417
Wal-Mart Stores	1,380	71,732
		467,428
Energy--12.7%
Chevron	1,250	129,688
Cimarex Energy	480	55,742
ConocoPhillips	1,155	89,940
Devon Energy	350	32,004
Diamond Offshore Drilling	250b	19,558
Exxon Mobil	1,370	117,176
Marathon Oil	1,350	66,960
Schlumberger	40	3,737
Spectra Energy	380	10,165

Williams	180	5,465
		530,435
Financial--14.4%
Aflac	750	44,145
Annaly Capital Management	3,150c	56,480
Bank of America	2,419	34,567
Berkshire Hathaway, Cl. B	160a	13,965
Charles Schwab	1,145	21,721
Deutsche Bank	425	27,276
Federated Investors, Cl. B	990b	27,284
Fifth Third Bancorp	710	10,366
Goldman Sachs Group	140	22,929
HCP	1,070c	40,660
Hospitality Properties Trust	1,330c	30,590
JPMorgan Chase & Co.	1,205	56,261
M&T Bank	210	18,491
Moody's	2,015b	64,279
PNC Financial Services Group	520	32,084
Progressive	270	5,624
Prudential Financial	1,185	78,009
Travelers	160	9,589
Wells Fargo & Co.	115	3,710
		598,030
Health Care--8.9%
Abbott Laboratories	540	25,974
Baxter International	200	10,630
Biogen Idec	110a	7,524
Bristol-Myers Squibb	1,870	48,265
Cardinal Health	950	39,558
Eli Lilly & Co.	1,850	63,936
Gilead Sciences	150a	5,847
Johnson & Johnson	1,405	86,323
Medtronic	850	33,932
Pfizer	2,547	49,004
		370,993
Industrial--10.1%
3M	145	13,373
Caterpillar	445	45,804
CSX	200	14,932
Cummins	40	4,045
Deere & Co.	210	18,931
Eaton	50	5,539
General Dynamics	520	39,582
General Electric	1,470	30,752
Illinois Tool Works	230	12,443
Pitney Bowes	1,705b	42,932
R.R. Donnelley & Sons	1,550b	28,861

Raytheon	1,140	58,379
Tyco International	675	30,604
United Parcel Service, Cl. B	570	42,066
United Technologies	390	32,581
		420,824
Information Technology--16.2%
Activision Blizzard	4,590	51,041
Apple	160a	56,514
Broadridge Financial Solutions	1,440	33,005
Cisco Systems	320a	5,939
Corning	2,530	58,342
Diebold	590	20,744
Fiserv	420a	26,573
Google, Cl. A	10a	6,134
Intel	3,465	74,394
International Business Machines	550	89,034
Maxim Integrated Products	1,125	31,028
Microsoft	3,915	104,061
Motorola Mobility Holdings	271a	8,184
Motorola Solutions	410a	15,842
SanDisk	1,150a	57,040
Tyco Electronics	300	10,812
Western Union	1,230	27,048
		675,735
Materials--4.8%
E.I. du Pont de Nemours & Co.	1,170	64,198
Freeport-McMoRan Copper & Gold	1,060	56,127
International Paper	540	15,001
Lubrizol	110	11,976
MeadWestvaco	900	26,415
PPG Industries	270	23,863
		197,580
Telecommunication Services--4.1%
AT&T	3,460	98,195
BCE	1,135	42,131
Verizon Communications	870	32,120
		172,446
Utilities--5.0%
Ameren	800	22,368
American Electric Power	650	23,257
Constellation Energy Group	150	4,661
DTE Energy	635	29,896
Duke Energy	2,495	44,885
Entergy	160	11,392
NiSource	2,620b	50,199
Pepco Holdings	630	11,800
Pinnacle West Capital	95	4,012

TECO Energy	240	4,346
		206,816
Total Common Stocks
(cost $3,742,321)		4,079,460

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $61,000)	61,000 [d]	61,000

Investment of Cash Collateral for
Securities Loaned--7.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $301,430)	301,430 [d]	301,430

Total Investments (cost $4,104,751)	106.7%	4,441,890
Liabilities, Less Cash and Receivables	(6.7%)	(279,647)
Net Assets	100.0%	4,162,243

a	Non-income producing security.
b	Security, or portion thereof, on loan. At February 28, 2011, the value of the fund's securities on loan was $297,456 and the value of the collateral held by the fund was $301,430
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $4,104,751.

Net unrealized appreciation on investments was $337,139 of which $385,434 related to appreciated investment securities and $48,295 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	16.2
Financial	14.4
Energy	12.7
Consumer Staples	11.2
Consumer Discretionary	10.6
Industrial	10.1
Health Care	8.9
Money Market Investments	8.7
Utilities	5.0
Materials	4.8
Telecommunication Services	4.1
106.7

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	3,976,353	-	-	3,976,353
Equity Securities - Foreign+	103,107	-	-	103,107
Mutual Funds	362,430	-	-	362,430

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Income Advantage Fund
February 28, 2011 (Unaudited)

	Principal
Short-Term Investments--100.0%	Amount ($)		Value ($)
Commerical Paper--23.2%
Bank of Novia Scotia
0.15%, 3/1/11	9,000,000		8,999,965
Barclays U.S. Funding Corp.
0.32%, 3/3/11	9,500,000		9,499,881
NRW Bank
0.36%, 4/1/11	9,500,000	a	9,498,050
Societe Generale N.A. Inc.
0.40%, 4/6/11	9,500,000		9,497,412
UBS Finance LLC (Delaware)
0.16%, 3/1/11	9,000,000		8,999,961
			46,495,269
Corporate Notes--4.7%
Merrill Lynch & Co. Inc.
0.33%, 3/1/11	9,500,000		9,500,000
Negotiable Bank Certificate of Deposit--9.5%
Credit Agricole CIB (Yankee)
0.40%, 4/5/11	9,500,000		9,500,945
Fortis Bank SA/NV (Yankee)
0.40%, 4/4/11	9,500,000		9,501,104
			19,002,049
Time Deposits--27.0%
Branch Banking & Trust Co. (Grand Cayman)
0.10%, 3/1/11	9,000,000		9,000,000
Commerzbank (Grand Cayman)
0.16%, 3/1/11	9,000,000		9,000,000
Dexia Credit Locale (Grand Cayman)
0.17%, 3/1/11	9,000,000		9,000,000
KBC Bank (Grand Cayman)
0.15%, 3/1/11	9,000,000		9,000,000
Natixis (Grand Cayman)

0.19%, 3/1/11	9,000,000	9,000,000
Northern Trust Co. (Grand Cayman)
0.16%, 3/1/11	9,000,000	9,000,000
		54,000,000
U.S. Government Agency--35.6%
Federal Home Loan Bank
0.07%, 3/1/11	71,000,000	71,000,000
Total Investments (cost $199,993,086)	100.0%	199,997,318
Cash and Receivables (Net)	.0%	7,309
Net Assets	100.0%	200,004,627

a

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, this security amounted to $9,498,050 or 4.7% of net assets.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $199,993,086. Net unrealized appreciation on investments was $4,232 of which $4,306 related to appreciated investment securities and $74 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Banking	64.4
U.S. Government Agency	35.6
100.0
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Short-Term Investments+	-	199,997,318	-	199,997,318

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	April 26, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)